Note 6 - Long-term Debt (Details Textual) - Fifth Third Bank, National Association [Member] $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000	$ 40,000
Line of Credit Facility, Commitment Fee Amount	20,000
Debt Instrument, Face Amount	500,000	500,000
Long-term Debt, Gross	0	$ 0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.50%
Debt Instrument, Covenant, Minimum Cash Threshold for Prepayment to be Due	$ 20,000	$ 20,000
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Covenant, Maximum Total Debt to EBITDAX Ratio		3
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Covenant, Minimum Current Ratio		1
Revolving Credit Facility [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.25%
Letter of Credit [Member] | London Interbank Offered Rate (LIBOR), Applicable Margin [Member]
Debt Instrument, Basis Spread on Variable Rate		0.125%